LEASES - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Total right of use asset	$ 16,694	$ 15,478	$ 15,684
Current portion of operating lease liability	6,127	6,622	4,462
Non-current operating lease liabilities	18,617	15,438	16,497
Less: Tenant improvement allowance receivable	(929)	(2,426)	(3,657)
Total leased liabilities	$ 23,815	$ 19,634	$ 17,302